MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost or amortized cost	$ 141,544	$ 119,983
Level 2 Securities [Member]
Fair Value	142,007	120,144
Cost or amortized cost	141,544	119,983
Gross unrealized holding loss	(28)	(53)
Gross unrealized holding gains	491	214
Level 2 Securities [Member] | Government bonds [Member]
Fair Value	124,821	104,349
Cost or amortized cost	124,462	104,230
Gross unrealized holding loss	(12)	(38)
Gross unrealized holding gains	371	157
Level 2 Securities [Member] | Corporate Debt Securities [Member]
Fair Value	15,118	14,023
Cost or amortized cost	15,040	13,985
Gross unrealized holding loss	(16)	(15)
Gross unrealized holding gains	94	53
Level 2 Securities [Member] | Certificates of Deposit [Member]
Fair Value	2,068	1,772
Cost or amortized cost	2,042	1,768
Gross unrealized holding loss
Gross unrealized holding gains	$ 26	$ 4